INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Computed tax provision (benefit) at federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	6.90%	6.90%
Permanent differences	(5.66%)	(14.70%)
Change in valuation allowance	(22.24%)	(13.20%)
Income taxes	0.00%	0.00%